EATON VANCE Diversified Currency Income Fund

EATON VANCE Emerging Markets Local Income Fund

EATON VANCE Global Macro Absolute Return Fund

EATON VANCE Global Macro Absolute Return Advantage Fund

EATON VANCE Strategic Income Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to the Prospectus dated March 1, 2026

as may be supplemented and/or revised from time to time

The following changes are effective July 1, 2026:

1. The following replaces “Global Macro Absolute Return Advantage Fund” under “Management” in “Management and Organization”:

Global Macro Absolute Return Advantage Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance is entitled to receive an advisory fee on average daily net assets per annum that are not invested in other investment companies for which Eaton Vance or its affiliates (i) serves as adviser and (ii) receives an advisory fee, as described below. The fee is payable monthly.

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion but less than $10 billion	0.880%
$10 billion and over	0.860%

Prior to July 1, 2026, BMR received an advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%

For the fiscal year ended October 31, 2025, Global Macro Absolute Return Advantage Fund incurred no such advisory fee.

2. The following replaces “Global Macro Absolute Return Advantage Portfolio” under “Management” in “Management and Organization”:

Global Macro Absolute Return Advantage Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives an advisory fee based on average daily net assets, as described below. The fee is payable monthly.

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion but less than $10 billion	0.880%
$10 billion and over	0.860%

Prior to July 1, 2026, BMR received an advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%

For the fiscal year ended October 31, 2025, the effective annual rate of investment advisory fees paid to BMR by Global Macro Absolute Return Advantage Portfolio was 0.92% of its average daily net assets.

The portfolio managers of Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio are Patrick Campbell (since June 2021), Hussein Khattab (since March 2022), Kyle Lee (since June 2021), Federico Sequeda (since June 2021), Brian Shaw (since December 2024) and Sahil Tandon (since December 2024). Additional information about Messrs. Campbell, Khattab, Lee, Sequeda, Shaw and Tandon appears above.

3. The following replaces the last two paragraphs under “Further Information about the Portfolio(s)”:

Under its investment advisory agreement with the Portfolio, BMR receives an advisory fee based on the level of aggregate average daily investable assets of the Portfolio including its interest, if any, in a subsidiary, such as the Subsidiary. The fee payable by the Portfolio shall equal the product of (i) the fee rate determined in accordance with the previous sentence, and (ii) the average daily investable assets of the Portfolio exclusive of its interest in a subsidiary. The fee is payable monthly.

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $25 billion	0.490%
$25 billion but less than $50 billion	0.480%
$50 billion and over	0.470%

Prior to July 1, 2026, BMR received an advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

For the fiscal year ended October 31, 2025, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of the Portfolio, was 0.52%. The Portfolio is managed by Justin H. Bourgette, CFA (since November 2019), Brian Shaw, CFA (since November 2019), and Andrew  Szczurowski, CFA (since November 2013). Messrs. Bourgette, Shaw and Szczurowski manage other Eaton Vance funds and portfolios and are Vice Presidents of Eaton Vance and BMR. Messrs. Bourgette, Shaw and Szczurowski have been employees of the Morgan Stanley organization for more than five years.

June 25, 2026	48688-00 6.25.26